ING LIFE INSURANCE AND ANNUITY COMPANY and its Variable Annuity Account I

Retirement Master

Supplement dated February 15, 2008 to the Contract Prospectus, Contract Prospectus Summary
and Statement of Additional Information, each dated April 30, 2007, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information
(SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus,
Contract Prospectus Summary and SAI for future reference.

1.	Effective January 31, 2008, ING FMRSM Large Cap Growth Portfolio changed its name to ING Van
Kampen Large Cap Growth Portfolio. Accordingly, effective January 31, 2008, all references to ING
FMRSM Large Cap Growth Portfolio in the Contract Prospectus, Contract Prospectus Summary and
SAI are deleted and replaced with ING Van Kampen Large Cap Growth Portfolio.

2.	The information for ING FMRSM Large Cap Growth Portfolio appearing in the Contract Prospectus under Appendix III – Description of Underlying Funds is hereby deleted and replaced with the following:

Investment
Fund Name	Adviser/Subadviser	Investment Objective(s)

ING Investors Trust – ING	Directed Services LLC	Seeks growth of capital over the long
Van Kampen Large Cap		term. The Portfolio’s investment
Growth Portfolio (formerly	Subadviser: Morgan Stanley	objective is not fundamental and
ING FMRSM Large Cap	Investment Management, Inc.	may be changed without a
Growth Portfolio)	(d/b/a Van Kampen)	shareholder vote.

3.	On December 5, 2007, the Boards of Directors of ING Partners, Inc. and ING Investors Trust
approved a proposal to reorganize certain Portfolios into the following respective “Surviving
Portfolios.” Subject to approval by each Portfolio’s shareholders, after the close of business on
April 25, 2008, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolio	Surviving Portfolio

ING JPMorgan International Portfolio	ING Templeton Foreign Equity Portfolio

ING Van Kampen Large Cap Growth	ING Van Kampen Capital Growth Portfolio
Portfolio

Accordingly, effective after the close of business on April 25, 2008, investments in the Disappearing
Portfolios will automatically become investments in the Surviving Portfolios, as follows:

·	I Class of the ING Templeton Foreign Equity Portfolio will automatically be added to your contract, and all existing account balances invested in the ING JPMorgan International

X.130822-07E	Page 1 of 2	February 2008

Portfolio (I Class) and all existing account balances invested in the ING Templeton Foreign
Equity Portfolio (S Class) will automatically become investments in the ING Templeton
Foreign Equity Portfolio (I Class).
·	Class I of the ING Van Kampen Capital Growth Portfolio will automatically be added to your contract, and all existing account balances invested in the ING Van Kampen Large Cap
Growth Portfolio (Class I) will automatically become investments in the ING Van Kampen
Capital Growth Portfolio (Class I).

As a result of the reorganizations, effective April 28, 2008, all references to the Disappearing
Portfolios in the Contract Prospectus, Contract Prospectus Summary and SAI are hereby deleted, and all references to ING Templeton Foreign Equity Portfolio (S Class) are changed to ING Templeton
Foreign Equity Portfolio (I Class).

Unless you provide us with alternative allocation instructions, all future allocations directed to the
Disappearing Portfolios after the date of the reorganizations will be automatically allocated to the
Surviving Portfolios, and all future allocations directed to the ING Templeton Foreign Equity
Portfolio (S Class) will be automatically allocated to the ING Templeton Foreign Equity Portfolio
(I Class). You may give us alternative allocation instructions at any time by contacting our Customer
Service Center through:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063 1-800-262-3862

See also the Transfers section of your Contract Prospectus or the Investment Options section of your Contract Prospectus Summary for further information about making fund allocation changes.

4.	The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus and Contract Prospectus Summary will not change as a result of the reorganizations.

Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus and Contract Prospectus Summary.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers,
LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

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